DESCRIPTION OF THE PLAN (Details)	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP Plans
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%
Benefit payments, term for distribution installments	15 years
Benefit payments, maximum age for distribution | yr	73
Maximum borrowing, amount | $	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Participant loan, maturity period	4 years 6 months
EBP 020
EBP, Description of Plan [Line Items]
Requisite service period	2 years
EBP 020 | First 1% Contributed
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	1.00%
EBP 020 | Next 5% Contributed
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	5.00%